SHARE-BASED PAYMENTS - Assumptions (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-based Payment Arrangements [Abstract]
Common share price (in dollars per share)	$ 25.45	$ 27.85
Exercise price (in dollars per share)	$ 25.45	$ 28.66
Dividend yield (in percent)	0.58%	0.72%
Expected volatility (in percent)	39.32%	41.88%
Risk free interest rate (in percent)	3.53%	3.73%
Expected stock option life (in years)	5 years	4 years 6 months